UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Strategy Shares

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Item 1. Portfolio of Investments.

US Equity Rotation Strategy ETF

July 31, 2016 (Unaudited)

Portfolio of Investments Summary Table

Percentage of
Fair Value
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Energy	3.6%
Financials	15.1%
Health Care	13.3%
Industrials	7.7%
Information Technology	20.9%
Materials	2.8%
Telecommunication Services	3.2%
Cash Equivalents	10.7%
Mutual Funds	4.9%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2016, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
		Fair
Shares		Value
Common Stocks — 83.3%
Consumer Discretionary — 11.2%
3,286	Best Buy Co., Inc.	$110,410
4,015	Coach, Inc.	173,087
5,893	Pulte Group, Inc.	124,814
683	Whirlpool Corp.	131,382
		539,693
Consumer Staples — 6.3%
1,395	PepsiCo, Inc.	151,943
814	Sysco Corp.	42,157
1,498	Tyson Foods, Inc., Class A	110,253
		304,353
Energy — 3.5%
1,890	Exxon Mobil Corp.	168,116
Financials — 14.9%
1,770	AFLAC, Inc.	127,936
3,589	First American Financial Corp.	150,056
4,220	SunTrust Banks, Inc.	178,464
1,525	The NASDAQ OMX Group, Inc.	107,909
3,494	Toronto-Dominion Bank	152,234
		716,599
Health Care — 13.2%
832	Amgen, Inc.	143,129
1,037	Johnson & Johnson	129,864
4,728	Pfizer, Inc.	174,415
1,287	UnitedHealth Group, Inc.	184,298
		631,706
Industrials — 7.6%
734	L-3 Communications Holdings, Inc.	111,296
509	Lockheed Martin Corp.	128,639
574	Northrop Grumman Corp.	124,346
		364,281
Information Technology — 20.7%
109	Alphabet, Inc., Class A †	86,256
5,299	Applied Materials, Inc.	139,310
6,175	Cisco Systems, Inc.	188,523
1,271	Facebook, Inc. †	157,528
3,857	Intel Corp.	134,455

		Fair
Shares		Value
Common Stocks — (Continued)
Information Technology — (Continued)
2,496	Qualcomm, Inc.	$156,199
5,095	Sanmina Corp. †	129,107
		991,378
Materials — 2.8%
2,471	Nucor Corp.	132,544
Telecommunication Services — 3.1%
3,442	AT&T, Inc.	149,004
Total Common Stocks (Cost $3,866,187)		$3,997,674
Cash Equivalents — 10.6%
508,317	Citibank Money Market Demand Deposit	508,317
Total Cash Equivalents (Cost $508,317)		$508,317
Mutual Funds — 4.8%
6,818	IPath S&P 500 VIX Short-Term Futures ETN	69,407
4,786	Velocity Shares Daily Inverse VIX Short-Term ETN	161,241
Total Mutual Funds (Cost $219,851)		$230,648
Total Investments — 98.7%
(Cost $4,594,355)		$4,736,639
Other Assets less Liabilities — 1.3%		63,698

Net Assets — 100.0%		$4,800,337

†	Non-income producing security

ETN — Exchange-Traded Note

(See Notes to Portfolio of Investments)

EcoLogical Strategy ETF

July 31, 2016 (Unaudited)

Portfolio of Investments Summary Table

Percentage of
Fair Value
Consumer Discretionary	14.1%
Consumer Staples	23.1%
Financials	18.6%
Health Care	15.0%
Industrials	10.4%
Information Technology	14.9%
Telecommunication Services	2.3%
Cash Equivalents	1.6%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2016, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
		Fair
Shares		Value
Common Stocks — 98.4%
Consumer Discretionary — 14.1%
5,032	Best Buy Co., Inc.	$169,075
2,471	NIKE, Inc., Class B	137,141
2,582	Ross Stores, Inc.	159,645
2,013	Target Corp.	151,639
2,000	TJX Cos., Inc.	163,440
1,532	Walt Disney Co.	146,995
		927,935
Consumer Staples — 23.1%
1,094	Clorox Co.	143,391
3,369	ConAgra Foods, Inc.	157,534
1,460	CVS Caremark Corp.	135,371
1,532	Dr. Pepper Snapple Group, Inc.	150,917
2,450	General Mills, Inc.	176,131
3,719	Kroger Co.	127,153
3,295	Mondelez International, Inc.	144,914
1,729	Procter & Gamble Co.	147,985
3,238	Sysco Corp.	167,696
2,328	Tyson Foods, Inc., Class A	171,341
		1,522,433
Financials — 18.6%
2,433	AFLAC, Inc.	175,857
3,629	Bank of New York Mellon Corp.	142,983
2,772	Discover Financial Services	157,560
3,672	Loews Corp.	151,764
2,477	Marsh & McLennan Cos., Inc.	162,863
4,361	Sun Life Financial, Inc.	143,826
3,386	Toronto-Dominion Bank	147,528
4,319	Unum Group	144,298
		1,226,679
Health Care — 15.0%
3,894	Agilent Technologies, Inc.	187,340
980	Amgen, Inc.	168,590
3,270	Baxter International, Inc.	157,025
569	Biogen Idec, Inc. †	164,970
1,250	Johnson & Johnson	156,538
1,051	UnitedHealth Group, Inc.	150,503
		984,966
Industrials — 10.4%
858	3M Co.	153,033
1,685	Cintas Corp.	180,750
2,582	Waste Management, Inc.	170,722

		Fair
Shares		Value
Common Stocks — (Continued)
Industrials — (Continued)
3,763	Xylem, Inc.	$179,909
		684,414
Information Technology — 14.9%
1,232	Accenture PLC, Class A	138,982
5,054	CA, Inc.	175,121
2,188	KLA-Tencor Corp.	165,653
5,425	NVIDIA Corp.	309,767
2,708	Texas Instruments, Inc.	188,883
		978,406
Telecommunication Services — 2.3%
2,779	Verizon Communications, Inc.	153,984
Total Common Stocks (Cost $5,548,199)		$6,478,817
Cash Equivalents — 1.6%
107,531	Citibank Money Market Demand Deposit	107,531
Total Cash Equivalents (Cost $107,531)		$107,531
Total Investments — 100.0%
(Cost $5,655,730)		$6,586,348
Liabilities less Other Assets — (0.0)%		(4,202)

Net Assets — 100.0%		$6,582,146

†	Non-income producing security

(See Notes to Portfolio of Investments)

Strategy Shares
Notes to Portfolio of Investments
July 31, 2016 (Unaudited)

1.	Organization

Strategy Shares (formerly Huntington Strategy Shares) (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus, is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: US Equity Rotation Strategy ETF (formerly Huntington US Equity Rotation Strategy ETF) and EcoLogical Strategy ETF (formerly Huntington EcoLogical Strategy ETF) (individually referred to as a “Fund”, or collectively as the “Funds”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Portfolio of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of Portfolios of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Quoted prices in active markets for identical assets.

●	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Strategy Shares
Notes to Portfolio of Investments, continued
July 31, 2016 (Unaudited)

2.	Significant Accounting Policies (continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sales price on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of July 31, 2016, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

		Total
	Level 1	Investments
US Equity Rotation Strategy ETF
Common Stocks(1)	$3,997,674	$3,997,674
Cash Equivalents	508,317	508,317
Mutual Funds	230,648	230,648
Total Investments	$4,736,639	$4,736,639
EcoLogical Strategy ETF
Common Stocks(1)	$6,478,817	$6,478,817
Cash Equivalents	107,531	107,531
Total Investments	$6,586,348	$6,586,348

(1)	Please see Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended July 31, 2016. As of July 31, 2016, no securities were categorized as Level 2 or Level 3.

B.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

3.	Federal Income Taxes

As of July 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Strategy Shares
Notes to Portfolio of Investments, continued
July 31, 2016 (Unaudited)

3.	Federal Income Taxes (continued)

	Tax Cost of	Unrealized	Unrealized	Net Unrealized
	Securities	Appreciation	Depreciation	Appreciation/(Depreciation)
US Equity Rotation Strategy ETF	$4,645,812	$113,688	$(22,861)	$90,827
EcoLogical Strategy ETF	5,655,730	958,589	(27,971)	930,618

The differences between book-basis and tax-basis unrealized appreciation/depreciation is generally attributable to basis adjustments for the fund’s investments in partnerships and other timing based tax adjustment.

4.	Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

5.	Subsequent Events

Effective August 6, 2016, the US Equity Rotation Fund’s name changed to the US Market Rotation Strategy ETF.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Strategy Shares

By (Signature and Title)      /s/Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date September 26, 2016

By (Signature and Title)       /s/ James Szilagyi

James Szilagyi, Treasurer

Date September 23, 2016